UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAM Advisors LLC
Address: 650 Warrenville Road, Suite 408

         Lisle, IL  60532

13F File Number:  28-10789

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Sharp
Title:     Chief Financial Officer
Phone:     630-719-9840

Signature, Place, and Date of Signing:

     /s/ David P. Sharp     Lisle, IL     May 14, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $713,602 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE   SHARED    NONE
------------------------------ ---------------- --------- --------  --------  --- ---- ------- --------- -------- -------- --------
AMR CORP                       NOTE  4.500% 2/1 001765BB1    17550  20000000  PRN      DEFINED           20000000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1087     47500  SH       DEFINED              47500
CARNIVAL CORP                  DBCV  1.132% 4/2 143658AV4    11636  15000000  PRN      DEFINED           15000000
CENTERPOINT ENERGY INC         NOTE  3.750% 5/1 15189TAC1    14320  12500000  PRN      DEFINED           12500000
CHARTER COMMUNICATIONS INC D   CL A             16117M107     7316   1550000  SH       DEFINED            1550000
CHARTER COMMUNICATIONS INC D   NOTE  5.750%10/1 16117MAB3    19400  20000000  PRN      DEFINED           20000000
COSTCO COMPANIES INC           NOTE         8/1 22160QAC6    21469  25000000  PRN      DEFINED           25000000
DIAMONDS TR                    PUT              252787956      525      2500  SH  PUT  DEFINED               2500
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4    51688  50000000  PRN      DEFINED           50000000
EL PASO CORP                   DBCV         2/2 28336LAC3    20813  45000000  PRN      DEFINED           45000000
EL PASO CORP                   PUT              28336L959        0     11000  SH  PUT  DEFINED              11000
GENERAL MLS INC                DBCV        10/2 370334AU8    35393  50000000  PRN      DEFINED           50000000
GENERAL MTRS CORP              DEB SR CONV B    370442733   102000   4000000  PRN      DEFINED            4000000
LIBERTY MEDIA CORP NEW         DEB   0.750% 3/3 530718AF2    28198  25000000  PRN      DEFINED           25000000
NASDAQ 100 TR                  PUT              631100954      800      5000  SH  PUT  DEFINED               5000
NEW PLAN EXCEL RLTY TR INC     NOTE  3.750% 6/0 648053AB2    42398  37500000  PRN      DEFINED           37500000
OMNICOM GROUP INC              NOTE         2/0 681919AK2     2519   2500000  PRN      DEFINED            2500000
OMNICOM GROUP INC              NOTE         7/3 681919AM8    98475  97500000  PRN      DEFINED           97500000
PROVIDIAN FINL CORP            NOTE         2/1 74406AAB8    49500 100000000  PRN      DEFINED          100000000
ROYAL CARIBBEAN CRUISES LTD    NOTE         2/0 780153AK8    29871  55000000  PRN      DEFINED           55000000
SLM CORP                       DBCV         7/2 78442PAC0    44712  45000000  PRN      DEFINED           45000000
TXU CORP                       FRNT         7/1 873168AE8    17213  15000000  PRN      DEFINED           15000000
VERIZON GLOBAL FDG CORP        NOTE         5/1 92344GAN6    15281  25000000  PRN      DEFINED           25000000
WELLS FARGO & CO NEW           DBCV         5/0 949746FA4    49500  50000000  PRN      DEFINED           50000000
XL CAP LTD                     DBCV         5/2 98372PAB4    31938  50000000  PRN      DEFINED           50000000